Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 8,293
2020	10,112
2021	144,105
2022	352,738
2023	935
Thereafter	307
Total	$ 516,490	$ 517,641